Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 22, 2015
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND INC
Central Index Key	0000836487
Amendment Flag	false
Document Creation Date	Sep. 22, 2015
Document Effective Date	Sep. 22, 2015
Prospectus Date	Apr. 30, 2015
Emerging Markets Leaders Portfolio | Class I
Prospectus:
Trading Symbol	MELIX
Emerging Markets Leaders Portfolio | Class A
Prospectus:
Trading Symbol	MELAX
Emerging Markets Leaders Portfolio | Class L
Prospectus:
Trading Symbol	MELLX
Emerging Markets Leaders Portfolio | Class IS
Prospectus:
Trading Symbol	MELSX
Emerging Markets Leaders Portfolio | Class C
Prospectus:
Trading Symbol	MEMLX
EMERGING MARKETS PORTFOLIO | CLASS I
Prospectus:
Trading Symbol	MGEMX
EMERGING MARKETS PORTFOLIO | CLASS A
Prospectus:
Trading Symbol	MMKBX
EMERGING MARKETS PORTFOLIO | Class L
Prospectus:
Trading Symbol	MSELX
EMERGING MARKETS PORTFOLIO | Class IS
Prospectus:
Trading Symbol	MMMPX
EMERGING MARKETS PORTFOLIO | Class C
Prospectus:
Trading Symbol	MSEPX